UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
May 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended May 31, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. Growth
mostly accelerated in 2021 as the reopening of businesses,
widespread vaccinations and federal assistance programs
boosted consumer spending, excepting slower third-quarter
growth as the swiftly spreading Delta variant hindered global supply chains. The U.S. economy contracted in 2022’s first
quarter given a record trade deficit and a decline in inventory investment, although household spending and business fixed
investment remained strong. Inflation increased during the
12-month period, influenced by pandemic-related supply and
demand imbalances, higher energy prices, Russia’s invasion
of Ukraine and broader price pressures.
During much of the period, the U.S. Federal Reserve (Fed)
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, to
support its goals of maximizing employment and returning
long-term annual inflation to 2%, the Fed decreased its
monthly asset purchases starting in November 2021,
increased its tapering in subsequent months and ended
purchases in March 2022. The Fed also raised the federal
funds target rate at its March and May meetings, up to a
range of 0.75%–1.00% and stated its intention to continue
reducing its U.S. Treasury, government agency debt and
mortgage-backed securities holdings. Shortly after the
reporting period, at its June meeting the Fed further raised its target rate to a range of 1.50%-1.75% and reiterated its anticipation of ongoing increases to combat inflation.
The 10-year Treasury yield, which moves inversely to price,
rose during the 12 months, especially closer to period-end
given tighter monetary policy prompted by rising inflation
amid ongoing supply chain disruptions. Most bond valuations
declined, and the difference in yields between corporate
bonds and U.S. Treasuries rose, reflecting investors’ lower-
risk preferences. In this environment, investment-grade
bonds, as measured by the Bloomberg U.S. Aggregate Bond
Index, posted a -8.22% total return, while below investment-
grade corporate bonds, as measured by the Credit Suisse
High Yield Index, posted a -4.77% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin High Income Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President,
Chief Investment Officer of Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of May 31,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin High Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 29
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 46
Tax Information 47
Board Members and Officers 48
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin High Income Fund
This annual report for Franklin High Income Fund covers the
fiscal year ended May 31, 202 2 .
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund invests predominantly in high yield, lower-rated debt
securities including bonds, notes, debentures, convertible
securities, and senior and subordinated debt securities. The
Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a -5.15% cumulative total
return for the 12 months under review. In comparison, the
Fund’s primary benchmark, the ICE BofA U.S. High Yield
Constrained Index, which tracks the performance of high-
yield securities traded in the U.S. bond market, posted a
-5.00% cumulative total return.
1
The Fund’s peers posted a
-5.04% cumulative total return, as measured by the Lipper
High Yield Funds Classification Average, which consists
of funds chosen by Lipper that aim at high relative current
yield from fixed income securities.
2
You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -8.22% total return
for the 12 months ended May 31, 2022.
1
Growing inflation
amid supply chain disruptions and increased consumer
spending led to tighter monetary policy, reducing the value
of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to the uncertainty surrounding the course of the global economy.
The yield curve flattened significantly during the period,
reflecting investors’ expectations that short-term interest
rates would continue to rise, while the outlook for long-term economic growth was uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate twice, to a range of 0.75%–1.00%. The Fed noted in its May 2022 meeting
that inflation remained high, as job growth was robust and
the unemployment rate continued to fall, despite economic
contraction in the first quarter of 2022. Furthermore, the
Fed said it expected to begin reducing its bond holdings in
June 2022, and it anticipated instituting further interest rate increases at future meetings.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -7.50% total return for the
12-month period.
1
The 10-year UST yield (which moves
inversely to price) increased, particularly later in the period amid high inflation and the Fed’s tightening monetary stance.
Mortgage-backed securities (MBS), as measured by the
Bloomberg U.S. MBS Index, posted a -7.59% total return for
the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk aversion preferences. In this environment, high-
yield corporate bonds, as represented by the Bloomberg
Portfolio Composition
5/31/22
% of Total Net
Assets
Corporate Bonds 88.5%
Senior Floating Rate Interests 2.4%
Other 0.8%
Short-Term Investments & Other Net Assets 8.3%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 5/31/22, this category consisted of 516 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

Franklin High Income Fund

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Annual Report
U.S. Corporate High Yield Bond Index, posted a -5.27%
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -10.28% total return.
1
Investment Strategy
We are research driven, fundamental investors who
rely on our team of analysts to provide in-depth industry
expertise and use qualitative and quantitative analysis
to evaluate security issuers. As bottom-up investors, we
focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may
have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent
investment analysis to evaluate the creditworthiness of
the issuer. We consider a variety of factors, including the
issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective
financial condition.
Manager’s Discussion
The fiscal year can be roughly divided into two distinct
periods, each coinciding with the two different calendar
years. From the beginning of the fiscal year until the end of
2021, the market was broadly focused on improvements in
economic growth as the economy emerged from COVID-19
related disruptions. This period was a generally favorable
environment for leveraged credit as for most of last year,
investors’ reach for yield remained strong, and market
participants focused on the positives, leading to moderately positive returns for the high-yield (HY) asset class. U.S. HY spreads ended 2021 close to the lows of the year despite
a scare in the closing weeks from the COVID-19 Omicron
variant and the Fed’s hawkish pivot. However, as the
calendar turned to 2022, a broader risk-off tone set in as
inflation proved to be both higher and more intransient than originally expected, causing the markets to price in more
Fed tightening, while the Russia-Ukraine war sent shock
waves through the world. As widely expected, the Federal
Open Market Committee (FOMC) lifted interest rates by 25
basis points (bps) at its March 2022 meeting in an effort to bring inflation under control. Since then, China’s stringent
COVID-related lockdowns have exacerbated supply chain
disruptions, further weighing on market sentiment. With
inflation proving to be a more pervasive problem, a 50 bp
increase was announced at May’s 2022 FOMC meeting.
Amid fears that the Fed’s aggressive interest-rate stance
could push the economy into a recession, volatility persisted in financial markets and U.S. HY spreads steadily widened
to levels last seen towards the end of 2020 when COVID-19
was still in full swing. From January 2022 through May, as
HY spreads widened and U.S. Treasury yields increased, the
HY asset class experienced negative returns in four of the
first five months of the year and posted a negative return at period-end.
During the 12-month period under review, with HY spreads
widening, all industries in the HY market posted negative
absolute returns for the performance period except for
energy, which benefited from strong commodity prices.
The worst performing sectors were banks, retailers, and
healthcare. BB rated bonds performed better than B and
CCC rated bonds, while all posted negative returns.
Performance benefited from industry positioning, in particular an overweighted exposure to energy and underweighted
exposures to sectors more exposed to inflationary pressures
such as retail and consumer products. In addition, the Fund’s focus on mitigating interest-rate risk benefited performance, as rates steadily rose in the latter portion of the fiscal year.
Partially offsetting these positives were overweighted
exposures to the chemicals, media and health care
industries, which detracted from performance.
The Fund held only cash bonds during the period (for
the bond portion of the portfolio) and had no exposure to
derivatives.
Top 10 Holdings
5/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Occidental Petroleum Corp. 1.8%
Oil, Gas & Consumable Fuels, United States
Mauser Packaging Solutions Holding Co. 1.4%
Containers & Packaging, United States
Tenet Healthcare Corp. 1.4%
Health Care Providers & Services, United States
Cheniere Energy Partners LP 1.3%
Oil, Gas & Consumable Fuels, United States
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp. 1.2%
Oil, Gas & Consumable Fuels, United States
Martin Midstream Partners LP / Martin
Midstream Finance Corp. 1.2%
Oil, Gas & Consumable Fuels, United States
Centene Corp. 1.1%
Health Care Providers & Services, United States
Altice France Holding SA 1.0%
Diversified Telecommunication Services,
Luxembourg
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.0%
Diversified Telecommunication Services, United
States
Carnival Corp. 1.0%
Hotels, Restaurants & Leisure, United States

Franklin High Income Fund

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Annual Report
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Bryant Dieffenbacher, CFA
S. James McGiveran III, CFA, CPA, FRM
Patricia O’Connor, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Performance Summary as of May 31, 2022
Franklin High Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -5.15% -8.71%
5-Year 15.56% 2.15%
10-Year 53.11% 3.95%
Advisor
1-Year -4.37% -4.37%
5-Year 17.94% 3.35%
10-Year 56.61% 4.59%
30-Day Standardized Yield
7
Share Class
Distribution
Rate

(with fee
waiver)
(without fee
waiver)
A 5.18% 6.02% 6.00%
Advisor 5.54% 6.49% 6.47%
See page 8 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/12–5/31/22)
Advisor Class
(6/1/12–5/31/22)

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 12/1/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s May dividend and the maximum offering price (NAV for Advisor class) per share on 5/31/22.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.
9. Source: Lipper, a Thomson Reuters Company. The Lipper High Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper
High Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Yield Funds are defined as funds that aim at high (rela-
tive) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the 12-month period ended 5/31/22, there were 516 funds in this category. Lipper calculations do not include sales charges.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/21–5/31/22)
Share Class
Net Investment
Income
A $0.0879
A1 $0.0895
C $0.0796
R $0.0827
R6 $0.0943
Advisor $0.0921
Total Annual Operating Expenses
10
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin High Income Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/21
Ending
Account
Value 5/31/22
Expenses
Paid During
Period
12/1/21–5/31/22
1,2
Ending
Account
Value 5/31/22
Expenses
Paid During
Period
12/1/21–5/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $941.40 $4.27 $1,020.53 $4.45 0.88%
A1 $1,000 $942.40 $3.79 $1,021.03 $3.94 0.78%
C $1,000 $940.90 $6.20 $1,018.54 $6.45 1.28%
R $1,000 $941.90 $5.48 $1,019.29 $5.70 1.13%
R6 $1,000 $948.90 $2.49 $1,022.38 $2.58 0.51%
Advisor $1,000 $943.10 $3.06 $1,021.78 $3.18 0.63%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
Year Ended
May 31, 2019
a
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $1.87 $1.72 $1.80 $1.84
Income from investment operations
b
:
Net investment income
c
...................................... 0.08 0.09 0.09 0.07
Net realized and unrealized gains (losses) ........................ (0.17) 0.16 (0.07) (0.03)
Total from investment operations ................................. (0.09) 0.25 0.02 0.04
Less distributions from:
Net investment income ....................................... (0.09) (0.10) (0.10) (0.08)
Net asset value, end of year .................................... $1.69 $1.87 $1.72 $1.80
Total return
d
................................................ (5.15)% 14.52% 0.88% 2.17%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.87% 0.86% 0.86% 0.87%
Expenses net of waiver and payments by affiliates
f
................... 0.87%
g
0.85% 0.86%
g
0.86%
Net investment income ........................................ 4.66% 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of year (000’s) .................................. $689,210 $553,316 $309,844 $182,551
Portfolio turnover rate ......................................... 31.57% 55.37% 38.87% 25.48%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.88 $1.73 $1.81 $1.82 $1.91
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) ........... (0.17) 0.15 (0.08) (0.01) (0.09)
Total from investment operations .................... (0.08) 0.25 0.02 0.09 0.01
Less distributions from:
Net investment income .......................... (0.09) (0.10) (0.10) (0.10) (0.10)
Net asset value, end of year ....................... $1.71 $1.88 $1.73 $1.81 $1.82
Total return
c
................................... (4.51)% 14.52% 0.95% 5.35% 0.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.76% 0.76% 0.77% 0.78%
Expenses net of waiver and payments by affiliates
d
...... 0.76% 0.76%
e
0.76%
e
0.76% 0.77%
Net investment income ........................... 4.74% 5.18% 5.29% 5.37% 5.26%
Supplemental data
Net assets, end of year (000’s) ..................... $1,483,888 $1,758,443 $1,759,206 $2,054,455 $2,356,528
Portfolio turnover rate ............................ 31.57% 55.37% 38.87% 25.48% 23.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.91 $1.76 $1.83 $1.85 $1.93
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.17) 0.15 (0.07) (0.01) (0.08)
Total from investment operations .................... (0.09) 0.24 0.02 0.08 0.01
Less distributions from:
Net investment income .......................... (0.08) (0.09) (0.09) (0.10) (0.09)
Net asset value, end of year ....................... $1.74 $1.91 $1.76 $1.83 $1.85
Total return
c
................................... (4.93)% 13.69% 0.99% 4.17% 0.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.26% 1.26% 1.26% 1.27% 1.28%
Expenses net of waiver and payments by affiliates
d
...... 1.26%
e
1.26%
e
1.26%
e
1.26% 1.27%
Net investment income ........................... 4.22% 4.68% 4.79% 4.87% 4.76%
Supplemental data
Net assets, end of year (000’s) ..................... $119,630 $220,646 $251,930 $304,072 $460,201
Portfolio turnover rate ............................ 31.57% 55.37% 38.87% 25.48% 23.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.92 $1.77 $1.84 $1.86 $1.94
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.17) 0.15 (0.07) (0.01) (0.07)
Total from investment operations .................... (0.09) 0.24 0.02 0.08 0.02
Less distributions from:
Net investment income .......................... (0.08) (0.09) (0.09) (0.10) (0.10)
Net asset value, end of year ....................... $1.75 $1.92 $1.77 $1.84 $1.86
Total return .................................... (4.75)% 13.78% 1.14% 4.31% 0.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.11% 1.11% 1.12% 1.13%
Expenses net of waiver and payments by affiliates
c
...... 1.11% 1.11%
d
1.11%
d
1.11% 1.12%
Net investment income ........................... 4.39% 4.83% 4.94% 5.02% 4.91%
Supplemental data
Net assets, end of year (000’s) ..................... $64,250 $74,532 $77,148 $101,783 $127,333
Portfolio turnover rate ............................ 31.57% 55.37% 38.87% 25.48% 23.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.88 $1.73 $1.80 $1.82 $1.90
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.10 0.10 0.10 0.11
Net realized and unrealized gains (losses) ........... (0.17) 0.15 (0.07) (0.01) (0.08)
Total from investment operations .................... (0.08) 0.25 0.03 0.09 0.03
Less distributions from:
Net investment income .......................... (0.09) (0.10) (0.10) (0.11) (0.11)
Net asset value, end of year ....................... $1.71 $1.88 $1.73 $1.80 $1.82
Total return .................................... (4.24)% 14.82% 1.80% 5.05% 1.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.55% 0.55% 0.51%
Expenses net of waiver and payments by affiliates
c
...... 0.51% 0.51% 0.50% 0.50% 0.48%
Net investment income ........................... 5.01% 5.39% 5.55% 5.63% 5.55%
Supplemental data
Net assets, end of year (000’s) ..................... $98,282 $88,257 $66,681 $64,681 $68,312
Portfolio turnover rate ............................ 31.57% 55.37% 38.87% 25.48% 23.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.88 $1.73 $1.81 $1.83 $1.91
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) ........... (0.17) 0.15 (0.08) (0.01) (0.07)
Total from investment operations .................... (0.08) 0.25 0.02 0.09 0.03
Less distributions from:
Net investment income .......................... (0.09) (0.10) (0.10) (0.11) (0.11)
Net asset value, end of year ....................... $1.71 $1.88 $1.73 $1.81 $1.83
Total return .................................... (4.37)% 14.68% 1.12% 4.92% 1.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.61% 0.61% 0.62% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.61% 0.61%
d
0.61%
d
0.61% 0.62%
Net investment income ........................... 4.89% 5.34% 5.44% 5.52% 5.41%
Supplemental data
Net assets, end of year (000’s) ..................... $353,786 $341,889 $299,110 $320,010 $356,721
Portfolio turnover rate ............................ 31.57% 55.37% 38.87% 25.48% 23.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments, May 31, 2022
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Machinery 0.6%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 $ 1,766,227
a
Birch Permian Holdings, Inc. ............................. United States 611,911 13,691,509
15,457,736
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 8,816 78,374
California Resources Corp. .............................. United States 1,425 62,230
Chesapeake Energy Corp. .............................. United States 6,871 669,098
a,b,c
Nine Point Energy Holdings, Inc. .......................... United States 46,695,277 —
a,b,c
Riviera Resources, Inc. ................................. United States 149,317 —
809,702
Total Common Stocks (Cost $61,963,622) ......................................
16,267,438
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 666,873
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 3,041
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 1,633
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 656
a
California Resources Corp., 10/27/24 ...................... United States 3,278 44,417
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 13 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 13 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 12,966 904,767
954,514
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 75,018
Total Warrants (Cost $5,562,809) ..............................................
1,696,405
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 435,937 237,500
Total Convertible Bonds (Cost $119,541) .......................................
237,500
Corporate Bonds 88.5%
Airlines 1.3%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 16,835,100
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,934,720
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 10,193,655
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,609,719
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,167,250
36,740,444
Auto Components 1.7%
f
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,631,823

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components (continued)
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 16,500,000 $ 13,179,375
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,526,608
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 13,767,675
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 5,519,755
46,625,236
Automobiles 0.7%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 19,547,250
Banks 0.5%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 14,727,589
Beverages 0.4%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 14,000,000 12,291,230
Biotechnology 0.5%
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 13,078,390
Building Products 1.7%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,486,440
f
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 9,955,732
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,025,706
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 7,123,194
f
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 2,800,000 2,493,876
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 9,200,000 8,738,160
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 6,137,000
Senior Note, 144A, 5%, 2/15/27 ........................ United States 5,000,000 4,850,100
47,810,208
Capital Markets 0.2%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 5,342,182
Chemicals 4.0%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,625,625 1,636,119
f
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 3,080,555
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 4,976,235
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 7,100,000 6,262,200
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 3,627,311
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 11,643,932
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 6,300,000 6,036,345
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 4,100,000 3,492,605
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 12,101,738
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 19,439,258
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 8,100,585

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 $ 4,669,032
f
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 10,900,000 9,339,447
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 10,398,594
f
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 8,877,022
113,680,978
Commercial Services & Supplies 1.6%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 2,600,000 2,306,688
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 12,978,760
f
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 4,100,000 3,935,323
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 16,670,492
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 9,951,428
45,842,691
Communications Equipment 0.4%
f
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,525,957
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 11,700,000 9,914,521
11,440,478
Construction & Engineering 0.5%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,929,768
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 7,752,168
12,681,936
Consumer Finance 1.5%
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 7,041,319
Senior Note, 8.875%, 6/01/25 .......................... United States 2,900,000 3,028,702
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 10,431,252
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 5,000,000 4,501,577
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 18,600,000 16,518,939
41,521,789
Containers & Packaging 4.3%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 6,778,040
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,380,791
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 30,000,000 29,047,500
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,467,292
f
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 8,630,370
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 5,962,000 6,034,826
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,901,145
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,527,854
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 20,678,460
f
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 12,473,142
f
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 2,071,756

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f
Trivium Packaging Finance BV, (continued)
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 $ 5,572,000
120,563,176
Diversified Consumer Services 0.5%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 14,300,000 13,799,500
Diversified Financial Services 1.7%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 16,540,207
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 31,400,000 28,000,008
f
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,304,222
47,844,437
Diversified Telecommunication Services 3.9%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 6,781,766
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 22,053,136
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 6,688,275
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,408,004
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,910,600
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 10,602,430
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 9,496,567
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,004,869
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 14,500,000 14,318,750
f
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 5,050,500
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 10,041,876
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 16,761,925
110,118,698
Electric Utilities 1.0%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 21,338,553
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,375,498
26,714,051
Electrical Equipment 1.2%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 19,500,000 18,604,852
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 14,600,920
33,205,772
Electronic Equipment, Instruments & Components 0.3%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 8,249,050
Energy Equipment & Services 2.4%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 16,988,895
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,068,362
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,607,950
f
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 10,407,583
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 846,000 864,189
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 13,504,980

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
f
Weatherford International Ltd., (continued)
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 8,600,000 $ 8,475,988
66,917,947
Entertainment 1.5%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 21,352,308
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 10,188,984
f
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 3,631,734
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,180,900
42,353,926
Equity Real Estate Investment Trusts (REITs) 3.0%
f
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 10,200,000 8,663,370
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 14,482,502
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 4,900,000 4,976,366
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,900,000 4,915,065
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 14,181,804
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 15,000,000 14,028,600
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 3,200,000 3,132,944
f
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,456,000
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,301,820
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 6,859,664
84,998,135
Food Products 1.2%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 8,614,424
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 6,099,158
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 3,200,000 3,248,000
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 3,600,000 3,159,738
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 8,600,000 8,200,014
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 3,000,000 2,695,395
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 3,500,000 3,076,115
35,092,844
Health Care Equipment & Supplies 0.6%
f
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 9,137,130
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 7,413,210
16,550,340
Health Care Providers & Services 4.3%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 12,811,350
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 12,655,740
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,244,014

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp., (continued)
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 $ 1,203,664
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 4,964,000
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,506,293
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,202,396
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 5,447,100
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 5,610,865
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 14,541,024
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 3,000,000 2,740,390
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 4,795,638
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 7,704,746
Tenet Healthcare Corp. ,
f
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 14,518,487
Senior Note, 6.75%, 6/15/23 ........................... United States 10,700,000 10,923,855
f
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 4,995,150
f
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 7,997,650
121,862,362
Hotels, Restaurants & Leisure 6.6%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 15,700,000 13,863,100
b,f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 8,019,500
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 15,821,832
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,036,505
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 6,857,912
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 21,335,280
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 10,600,000 9,204,298
f
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 3,800,000 3,670,306
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 3,983,562
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,145,419
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 5,384,850
f
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 2,000,000 1,641,190
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 9,000,000 7,065,765
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 10,000,000 7,948,050
f
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 11,200,000 9,848,048
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 4,935,437
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 7,300,000 7,573,166
f
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,892,398
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 13,760,000
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 8,700,000 6,512,075
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 15,506,660
184,012,253

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 1.0%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 $ 11,209,900
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 6,754,800
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 10,362,612
28,327,312
Independent Power and Renewable Electricity Producers 3.0%
f
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 12,063,500
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,678,023
f
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 7,575,040
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 9,562,750
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,188,000
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,066,540
g
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 24,950,000 13,816,062
84,949,915
Insurance 0.3%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 6,900,000 6,671,990
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 2,100,000 2,131,710
8,803,700
Interactive Media & Services 0.2%
f
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 7,400,000 6,994,628
Internet & Direct Marketing Retail 0.4%
f
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 10,400,000 9,710,844
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 3,300,000 2,812,342
12,523,186
IT Services 1.9%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,517,111
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 7,200,000 6,915,636
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,055,642
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 4,026,308
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,573,970
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,630,803
f
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,637,526
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,344,939
f
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Secured Note , 144A, 5.75% , 6/01/25 ..................... United States 6,000,000 5,999,425
53,701,360
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,400,000 2,229,937
Machinery 0.9%
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 17,195,931

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
f
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ................. United States 7,500,000 $ 6,997,875
24,193,806
Media 5.4%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 2,974,470
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,792,532
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 6,318,035
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 6,997,320
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 20,780,130
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 2,175,250
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 4,411,810
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,825,192
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 8,937,434
f
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 8,181,050
f
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 3,000,000 3,037,020
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 5,700,000 5,018,651
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 8,990,000 9,073,202
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,076,754
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,000,000 6,916,280
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 11,018,368
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 11,703,195
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 13,348,395
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 5,000,000 5,212,035
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 7,248,329
152,045,452
Metals & Mining 1.6%
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 14,044,160
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 8,480,983
f
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 7,316,501
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,925,341
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,471,864
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 11,236,680
44,475,529
Mortgage Real Estate Investment Trusts (REITs) 0.6%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,700,000 17,581,545
Oil, Gas & Consumable Fuels 12.5%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 3,000,000 3,269,025
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,802,845
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,371,014
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 17,000,000 14,991,110

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 $ 11,724,000
Senior Note, 4%, 3/01/31 ............................. United States 28,000,000 25,937,660
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 9,300,000 9,047,156
f
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 2,000,000 2,034,514
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 14,034,359
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,911,940
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 12,953,692
f
Senior Note, 144A, 8%, 4/01/29 ........................ United States 6,000,000 6,161,070
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 5,036,086
f
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,632,694
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 10,128,510
f
Earthstone Energy Holdings LLC , Senior Note , 144A, 8% , 4/15/27 . United States 10,000,000 10,181,650
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 7,600,000 7,760,094
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 4,000,000 4,144,620
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,043,237
f
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,382,136
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,922,800
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,363,188
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 14,120,162
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,891,250
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 4,199,681
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 7,460,198
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,897,340
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,553,624
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 28,805,087 29,197,507
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 17,024,000
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 21,878,850
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 6,284,880
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 6,408,875
f
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 3,000,000 3,123,660
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 7,000,000 7,451,710
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 12,880,980
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,288,373
f
Senior Note, 144A, 4.5%, 4/30/30 ....................... United States 10,000,000 9,112,550
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 5,539,805
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,591,017
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 8,177,152
350,009,693

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.2%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 $ 5,911,298
Personal Products 0.2%
f
Prestige Brands, Inc. , Senior Note , 144A, 5.125% , 1/15/28 ...... United States 5,300,000 5,100,005
Pharmaceuticals 2.9%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 19,063,460
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,100,000 4,175,297
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,833,400
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 8,436,330
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 1,740,480
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 313,110
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,581,612
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 19,000,000 18,245,700
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,351,100
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 9,300,000 9,563,841
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 9,838,809
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 826,452
81,969,591
Real Estate Management & Development 1.6%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 19,287,361
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,111,475
f
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 8,985,502
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 5,246,567
43,630,905
Road & Rail 0.8%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 17,600,000 15,638,480
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 6,634,145
22,272,625
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,000,000 3,804,920
Software 1.3%
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,870,438
f
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 9,400,000 8,246,244
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 18,500,000 14,417,883
36,534,565
Specialty Retail 2.1%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 10,700,000 10,700,000
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 9,410,176
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 8,600,000 7,973,361
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 8,484,287
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 1,500,000 1,387,422

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 $ 11,205,402
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,461,850
f,h
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 1,392,376
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 5,300,000 4,369,744
58,384,618
Textiles, Apparel & Luxury Goods 0.2%
f
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 6,300,000 5,372,671
Thrifts & Mortgage Finance 1.3%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 5,141,742
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 8,400,000 8,146,614
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 15,391,784
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,721,748
35,401,888
Trading Companies & Distributors 1.4%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 12,015,542
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,531,505
f
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 13,349,676
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,835,888
39,732,611
Wireless Telecommunication Services 1.0%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 2,950,000 2,912,240
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 8,086,892
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 4,571,875
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 8,162,286
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 4,100,000 3,635,060
27,368,353
Total Corporate Bonds (Cost $2,747,368,519) ...................................
2,484,933,005
i
Senior Floating Rate Interests 2.4%
j
Chemicals 1.0%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 5.924%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,700,000 8,236,029
Second Lien, Initial CME Term Loan, 8.319%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 8,304,767
PMHC II, Inc. , Initial CME Term Loan, B , 5.287% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,100,000 11,794,651
28,335,447
a a a a a a
Health Care Technology 0.4%
j
athenahealth Group, Inc. , Initial CME Term Loan , 4.363% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 11,201,449 10,720,739

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 45 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure 0.4%
j
Fertitta Entertainment LLC , Initial CME Term Loan, B , 5.034% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 13,100,000 $ 12,577,507
j
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 4.738% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 2,969,543 2,723,947
Diamond Sports Group LLC , First Lien, CME Term Loan , 9% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 2,664,239 2,689,549
5,413,496
a a a a a a
Software 0.4%
j
McAfee Corp. , CME Term Loan, B1 , 4.842% , ( 1-month SOFR + 4% ),
3/01/29 ........................................... United States 10,400,000 9,906,052
Total Senior Floating Rate Interests (Cost $70,463,751) ..........................
66,953,241
Shares
a
Escrows and Litigation Trusts 0.2%
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 306,880
a,f
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 5,137,500
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
5,444,380
Total Long Term Investments (Cost $2,890,929,202) .............................
2,575,531,969
a
Short Term Investments 5.9%
a a
Country Shares
a
Value
a a
Money Market Funds 5.9%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.437% .... United States 165,462,540 165,462,540
Total Money Market Funds (Cost $165,462,540) .................................
165,462,540
Total Short Term Investments (Cost $165,462,540 ) ...............................
165,462,540
a
Total Investments (Cost $3,056,391,742) 97.6% ..................................
$2,740,994,509
Other Assets, less Liabilities 2.4% .............................................
68,050,528
Net Assets 100.0% ...........................................................
$2,809,045,037
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $2,066,519,638, representing 73.6% of net assets.

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

g
See Note 7 regarding credit risk and defaulted securities.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(d) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,890,929,202
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................................................... 165,462,540
Value - Unaffiliated issuers .................................................................. $2,575,531,969
Value - Non-controlled affiliates (Note 3 f and 12 ) .................................................. 165,462,540
Cash .................................................................................... 16,672
Receivables:
Investment securities sold ................................................................... 1,280,500
Capital shares sold ........................................................................ 37,248,264
Dividends and interest ..................................................................... 39,297,733
Total assets .......................................................................... 2,818,837,678
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,100,000
Capital shares redeemed ................................................................... 2,075,404
Management fees ......................................................................... 1,014,723
Distribution fees .......................................................................... 424,269
Transfer agent fees ........................................................................ 584,144
Unrealized depreciation on unfunded loan commitments (Note 11 ) ...................................... 81,476
Accrued expenses and other liabilities ........................................................... 512,625
Total liabilities ......................................................................... 9,792,641
Net assets, at value ................................................................. $2,809,045,037
Net assets consist of:
Paid-in capital ............................................................................. $3,846,892,741
Total distributable earnings (losses) ............................................................. (1,037,847,704)
Net assets, at value ................................................................. $2,809,045,037

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $689,209,699
Shares outstanding ........................................................................ 406,669,818
Net asset value per share
a
.................................................................. $1.69
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.76
Class A1:
Net assets, at value ....................................................................... $1,483,887,604
Shares outstanding ........................................................................ 866,611,234
Net asset value per share
a
.................................................................. $1.71
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.78
Class C:
Net assets, at value ....................................................................... $119,629,791
Shares outstanding ........................................................................ 68,827,716
Net asset value and maximum offering price per share
a
............................................. $1.74
Class R:
Net assets, at value ....................................................................... $64,250,386
Shares outstanding ........................................................................ 36,678,337
Net asset value and maximum offering price per share ............................................. $1.75
Class R6:
Net assets, at value ....................................................................... $98,281,775
Shares outstanding ........................................................................ 57,642,140
Net asset value and maximum offering price per share ............................................. $1.71
Advisor Class:
Net assets, at value ....................................................................... $353,785,782
Shares outstanding ........................................................................ 206,807,681
Net asset value and maximum offering price per share ............................................. $1.71
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the year ended May 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $33,145
Non-controlled affiliates (Note 3 f and 12 ) ........................................................ 46,738
Interest:
Unaffiliated issuers ........................................................................ 165,183,000
Non-controlled affiliates (Note 3 f and 12 ) ........................................................ 580,744
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 362
Non-controlled affiliates (Note 3 f ) ............................................................. 11
Total investment income ................................................................... 165,844,000
Expenses:
Management fees (Note 3 a ) ................................................................... 13,755,476
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,695,481
    Class A1 ............................................................................... 2,500,035
    Class C ................................................................................ 1,036,687
    Class R ................................................................................ 356,593
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 907,999
    Class A1 ............................................................................... 2,199,696
    Class C ................................................................................ 207,301
    Class R ................................................................................ 94,158
    Class R6 ............................................................................... 64,995
    Advisor Class ............................................................................ 445,288
Custodian fees (Note 4 ) ...................................................................... 24,736
Reports to shareholders fees .................................................................. 372,663
Registration and filing fees .................................................................... 211,054
Professional fees ........................................................................... 119,033
Trustees' fees and expenses .................................................................. 26,535
Other .................................................................................... 110,762
Total expenses ......................................................................... 24,128,492
Expense reductions (Note 4 ) ............................................................... (957)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (170,818)
Net expenses ......................................................................... 23,956,717
Net investment income ................................................................ 141,887,283
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (11,003,499)
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... 16,357,963
Net realized gain (loss) .................................................................. 5,354,464
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (286,197,154)
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... 4,326,887
Net change in unrealized appreciation (depreciation) ............................................ (281,870,267)
Net realized and unrealized gain (loss) ............................................................ (276,515,803)
Net increase (decrease) in net assets resulting from operations .......................................... $(134,628,520)

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High Income Fund
Year Ended
May 31, 2022
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $141,887,283 $151,834,255
Net realized gain (loss) ................................................. 5,354,464 (4,550,442)
Net change in unrealized appreciation (depreciation) ........................... (281,870,267) 242,905,418
Net increase (decrease) in net assets resulting from operations ................ (134,628,520) 390,189,231
Distributions to shareholders:
Class A ............................................................. (33,006,563) (22,611,705)
Class A1 ............................................................ (80,385,925) (93,298,370)
Class C ............................................................. (6,601,409) (10,812,834)
Class R ............................................................. (3,110,688) (3,617,545)
Class R6 ............................................................ (5,072,921) (5,680,745)
Advisor Class ........................................................ (16,855,191) (17,304,918)
Total distributions to shareholders .......................................... (145,032,697) (153,326,117)
Capital share transactions: (Note 2 )
Class A ............................................................. 205,233,436 213,346,572
Class A1 ............................................................ (123,808,795) (148,405,240)
Class C ............................................................. (88,405,043) (51,619,398)
Class R ............................................................. (3,898,286) (8,997,749)
Class R6 ............................................................ 19,909,942 14,361,843
Advisor Class ........................................................ 42,592,559 17,614,904
Total capital share transactions ............................................ 51,623,813 36,300,932
Net increase (decrease) in net assets ................................... (228,037,404) 273,164,046
Net assets:
Beginning of year ....................................................... 3,037,082,441 2,763,918,395
End of year ........................................................... $2,809,045,037 $3,037,082,441

Franklin High Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin High Income Fund
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin High Income Fund (Fund) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
As approved by the Trust’s Board of Trustees (the Board) at
a meeting held on December 9, 2021, the Fund’s fiscal year-
end will be changed to September 30 effective September
30, 2022. This will result in the Fund having a fiscal year
that is shorter than a full calendar year for the period ended
September 30, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board,
the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time month end. At May 31, 2022, certain securities may have
been fair valued using these procedures, in which case the
securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At May 31, 2022, the Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements

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d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2022
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 200,948,612 $370,941,307 201,122,114 $369,221,416
Shares issued in reinvestment of distributions .......... 17,092,553 30,970,243 11,507,607 21,062,321
Shares redeemed ............................... (107,938,951) (196,678,114) (96,268,762) (176,937,165)
Net increase (decrease) .......................... 110,102,214 $205,233,436 116,360,959 $213,346,572
Class A1 Shares:
Shares sold ................................... 39,484,317 $72,976,305 41,790,440 $77,074,890
Shares issued in reinvestment of distributions .......... 38,385,436 70,510,008 44,371,191 81,646,761
Shares redeemed ............................... (144,890,033) (267,295,108) (166,785,921) (307,126,891)
Net increase (decrease) .......................... (67,020,280) $(123,808,795) (80,624,290) $(148,405,240)
Class C Shares:
Shares sold ................................... 12,604,351 $23,778,635 14,831,857 $27,811,972
Shares issued in reinvestment of distributions .......... 3,304,666 6,182,808 5,404,840 10,082,816
Shares redeemed
a
.............................. (62,543,521) (118,366,486) (48,050,021) (89,514,186)
Net increase (decrease) .......................... (46,634,504) $(88,405,043) (27,813,324) $(51,619,398)
Class R Shares:
Shares sold ................................... 5,263,216 $9,879,452 7,662,759 $14,420,125
Shares issued in reinvestment of distributions .......... 1,652,660 3,103,115 1,919,393 3,606,273
Shares redeemed ............................... (8,965,664) (16,880,853) (14,439,068) (27,024,147)
Net increase (decrease) .......................... (2,049,788) $(3,898,286) (4,856,916) $(8,997,749)
Class R6 Shares:
Shares sold ................................... 20,707,734 $38,283,732 51,020,473 $93,337,827
Shares issued in reinvestment of distributions .......... 2,724,050 4,966,000 3,035,743 5,586,374
Shares redeemed ............................... (12,826,935) (23,339,790) (45,562,830) (84,562,358)
Net increase (decrease) .......................... 10,604,849 $19,909,942 8,493,386 $14,361,843
Advisor Class Shares:
Shares sold ................................... 118,594,870 $214,891,375 119,683,675 $220,733,309
Shares issued in reinvestment of distributions .......... 8,487,738 15,593,616 8,737,167 16,093,976
Shares redeemed ............................... (101,961,748) (187,892,432) (119,351,678) (219,212,381)
Net increase (decrease) .......................... 25,120,860 $42,592,559 9,069,164 $17,614,904
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended May 31, 2022, the gross effective investment management fee rate was 0.457% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the
Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended May 31, 2022, the Fund paid transfer agent fees of $3,919,437 of which $1,879,043 was  retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $29,569
CDSC retained .............................................................................. $71,589
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended May 31, 2022, the Fund utilized $3,630,625 of capital loss carryforwards.
At May 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended May 31, 2022 and 2021, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ 63,820,569 $ 904,188,555 $ (802,546,584) $ — $ — $ 165,462,540 165,462,540 $ 46,738
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $— $5,385,000 $(5,385,000) $— $— $— — $11
Total Affiliated Securities ... $63,820,569 $909,573,555 $(807,931,584) $— $— $165,462,540 $46,749
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $712,499,271
2022 2021
Distributions paid from:
Ordinary income .......................................................... $145,032,697 $153,326,117
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
At May 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and defaulted securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2022, aggregated
$912,278,216  and $1,051,084,389, respectively.
7. Credit Risk and Defaulted Securities
At May 31, 2022, the Fund had 85.4% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At May 31,
2022, the aggregate value of these securities represents 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $3,066,625,863
Unrealized appreciation ........................................................................ $35,005,218
Unrealized depreciation ........................................................................ (360,636,572)
Net unrealized appreciation (depreciation) .......................................................... $(325,631,354)
Distributable earnings:
Undistributed ordinary income ................................................................... $364,399
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At May 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At May 31, 2022, unfunded commitments were as follows:
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended May 31, 2022, investments in
“affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
46,695,277 Nine Point Energy Holdings, Inc. ................ 7/15/14 - 3/24/17 $ 26,331,865 $ —
149,317 Riviera Resources, Inc. ....................... 8/08/18 2,224,823 —
Total Restricted Securities (Value is —% of Net Assets) .............. $28,556,688 $—
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group, Inc. $ 1,898,551
$ 1,898,551
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp $ 17,323,277 $ 18,538,754 $ (54,563,406) $ 23,807,824 $ (5,106,449) $ —
a
— $ —
Titan Energy LLC ..... 10,178 — — (9,107,816) 9,097,638 —
a
— —
$17,333,455 $18,538,754 $(54,563,406) $ 14,700,008 $ 3,991,189 $— $ —

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended May 31, 2022, the Fund did not use the
Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin High Income Fund (continued)
Non-Controlled Affiliates
Interest
Goodrich Petroleum Corp.,
144A, PIK, 13.5%,
5/31/23 .......... $ 15,460,842 $ 1,084,259 $ (18,538,754) $ 1,657,955 $ 335,698 $ —
a
— $ 580,744
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $32,794,297 $19,623,013 $(73,102,160) $ 16,357,963 $ 4,326,887 $— $580,744
a
As of May 31, 2022, no longer held by the fund.
12. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Machinery ............................ $ — $ 15,457,736 $ — $ 15,457,736
Oil, Gas & Consumable Fuels ............. 809,702 — —
a
809,702
Warrants :
Metals & Mining ....................... 666,873 — — 666,873
Oil, Gas & Consumable Fuels ............. 949,184 — 5,330
a
954,514
Paper & Forest Products ................. — 75,018 — 75,018
Convertible Bonds ....................... — 237,500 — 237,500
Corporate Bonds :
Airlines .............................. — 36,740,444 — 36,740,444
Auto Components ...................... — 46,625,236 — 46,625,236
Automobiles .......................... — 19,547,250 — 19,547,250
Banks ............................... — 14,727,589 — 14,727,589
Beverages ........................... — 12,291,230 — 12,291,230
Biotechnology ......................... — 13,078,390 — 13,078,390
Building Products ...................... — 47,810,208 — 47,810,208
Capital Markets ........................ — 5,342,182 — 5,342,182
Chemicals ........................... — 113,680,978 — 113,680,978
Commercial Services & Supplies ........... — 45,842,691 — 45,842,691
Communications Equipment .............. — 11,440,478 — 11,440,478
Construction & Engineering ............... — 12,681,936 — 12,681,936
Consumer Finance ..................... — 41,521,789 — 41,521,789
Containers & Packaging ................. — 120,563,176 — 120,563,176
Diversified Consumer Services ............ — 13,799,500 — 13,799,500
Diversified Financial Services ............. — 47,844,437 — 47,844,437
Diversified Telecommunication Services ..... — 110,118,698 — 110,118,698
Electric Utilities ........................ — 26,714,051 — 26,714,051
Electrical Equipment .................... — 33,205,772 — 33,205,772
Electronic Equipment, Instruments &
Components ........................ — 8,249,050 — 8,249,050
Energy Equipment & Services ............. — 66,917,947 — 66,917,947
Entertainment ......................... — 42,353,926 — 42,353,926
Equity Real Estate Investment Trusts (REITs) . — 84,998,135 — 84,998,135
Food Products ........................ — 35,092,844 — 35,092,844
Health Care Equipment & Supplies ......... — 16,550,340 — 16,550,340
Health Care Providers & Services .......... — 121,862,362 — 121,862,362
Hotels, Restaurants & Leisure ............. — 184,005,353 6,900 184,012,253
Household Durables .................... — 28,327,312 — 28,327,312
Independent Power and Renewable Electricity
Producers .......................... — 84,949,915 — 84,949,915
Insurance ............................ — 8,803,700 — 8,803,700
Interactive Media & Services .............. — 6,994,628 — 6,994,628
Internet & Direct Marketing Retail .......... — 12,523,186 — 12,523,186
IT Services ........................... — 53,701,360 — 53,701,360
Life Sciences Tools & Services ............ — 2,229,937 — 2,229,937
Machinery ............................ — 24,193,806 — 24,193,806
Media ............................... — 152,045,452 — 152,045,452
Metals & Mining ....................... — 44,475,529 — 44,475,529
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 17,581,545 — 17,581,545
Oil, Gas & Consumable Fuels ............. — 350,009,693 — 350,009,693
Paper & Forest Products ................. — 5,911,298 — 5,911,298
Personal Products ..................... — 5,100,005 — 5,100,005
Pharmaceuticals ....................... — 81,969,591 — 81,969,591
Real Estate Management & Development .... — 43,630,905 — 43,630,905
14. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Road & Rail .......................... $ — $ 22,272,625 $ — $ 22,272,625
Semiconductors & Semiconductor Equipment . — 3,804,920 — 3,804,920
Software ............................. — 36,534,565 — 36,534,565
Specialty Retail ........................ — 58,384,618 — 58,384,618
Textiles, Apparel & Luxury Goods .......... — 5,372,671 — 5,372,671
Thrifts & Mortgage Finance ............... — 35,401,888 — 35,401,888
Trading Companies & Distributors .......... — 39,732,611 — 39,732,611
Wireless Telecommunication Services ....... — 27,368,353 — 27,368,353
Senior Floating Rate Interests ............... — 66,953,241 — 66,953,241
Escrows and Litigation Trusts ............... — 5,444,380 —
a
5,444,380
Short Term Investments ................... 165,462,540 — — 165,462,540
Total Investments in Securities ........... $167,888,299 $2,573,093,980 $12,230 $2,740,994,509
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 81,476 $ — $ 81,476
Total Other Financial Instruments ......... $— $81,476 $— $81,476
a
Includes securities determined to have no value at May 31, 2022.
Cu r rency
USD
United States Dollar
14. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
Selected Portfolio
CVR
Contingent Value Right
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Abbreviations
(continued)

Franklin High Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin High Income Trust and Shareholders of Franklin High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
High Income Fund (the "Fund") as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statement of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May
31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
July 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin High Income Trust

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Annual Report
Tax Information (unaudited)
Franklin High Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2022:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $33,145
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $33,145
Qualified Net Interest Income (QII) §871(k)(1)(C) $115,522,677

Franklin High Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2007 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin High Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent Trustee
since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2013
and Trustee since 1978
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin High
Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

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Shareholder Information

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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional high yield funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was above the median of its Performance
Universe, but for the 10-year period was below the median
of its Performance Universe. The Board considered the
income-related attributes of the Fund (such as a fund’s
investment objective and/or investment strategy) and that
the evaluation of the Fund’s performance relative to its
peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund
and 16 other high yield funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were both in the first quintile (least expensive) and
below the medians of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses

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Shareholder Information

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Annual Report
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 A 07/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $52,670 for the fiscal year ended May 31, 2022 and $61,208 for the fiscal year ended May 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,342 for the fiscal year ended May 31, 2022 and $0 for the fiscal year ended May 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended May 31, 2022 and $29,000 for the fiscal year ended May 31, 2021. The services for which these fees were paid included  professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, benchmarking services in connection with the ICI TA survey, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $245,085 for the fiscal year ended May 31, 2022 and $29,000 for the fiscal year ended May 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  July 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  July 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  July 28, 2022